Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,572	$ 547
Cash equivalents	0	225
Short-term investments	400	1,000
Trade and other receivables	4,489	4,031
Inventory	420	465
Contract assets	477	443
Contract costs	702	633
Prepaid expenses	259	230
Other current assets	524	264
Assets held for sale	80	60
Total current assets	8,923	7,898
Non-current assets
Contract assets	282	292
Contract costs	888	779
Property, plant and equipment	30,001	30,352
Intangible assets	16,786	16,609
Deferred tax assets	136	96
Investments in associates and joint ventures	341	323
Post-employment benefit assets	3,578	2,935
Other non-current assets	2,289	1,714
Goodwill	10,261	10,942
Total non-current assets	64,562	64,042
Total assets	73,485	71,940
Current liabilities
Trade payables and other liabilities	4,507	4,729
Contract liabilities	774	811
Interest payable	392	332
Dividends payable	933	910
Current tax liabilities	42	268
Debt due within one year	7,669	5,042
Liabilities held for sale	529	15
Total current liabilities	14,846	12,107
Non-current liabilities
Contract liabilities	350	277
Long-term debt	32,835	31,135
Deferred tax liabilities	5,244	4,869
Post-employment benefit obligations	1,204	1,278
Other non-current liabilities	1,646	1,717
Total non-current liabilities	41,279	39,276
Total liabilities	56,125	51,383
Commitments and contingencies
Equity attributable to BCE shareholders
Contributed surplus	1,278	1,258
Accumulated other comprehensive loss	(159)	(42)
Deficit	(8,441)	(5,513)
Total equity attributable to BCE shareholders	17,071	20,229
Non-controlling interest	289	328
Total equity	17,360	20,557
Total liabilities and equity	73,485	71,940
Preferred shares
Equity attributable to BCE shareholders
Stated capital	3,533	3,667
Common shares
Equity attributable to BCE shareholders
Stated capital	$ 20,860	$ 20,859